Quarterly Report
July 31, 2023
MFS®  Special Value Trust
MFV-Q3

Portfolio of Investments
7/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 53.6%
Aerospace & Defense – 1.3%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$13,000	$13,046
Bombardier, Inc., 7.125%, 6/15/2026 (n)	33,000	32,739
Bombardier, Inc., 7.5%, 2/01/2029 (n)	15,000	14,861
Moog, Inc., 4.25%, 12/15/2027 (n)	61,000	56,525
Spirit AeroSystems, Inc., 4.6%, 6/15/2028	60,000	51,047
TransDigm, Inc., 6.25%, 3/15/2026 (n)	60,000	59,677
TransDigm, Inc., 6.375%, 6/15/2026	40,000	39,591
TransDigm, Inc., 5.5%, 11/15/2027	64,000	60,660
TransDigm, Inc., 6.75%, 8/15/2028 (n)	48,000	48,143
TransDigm, Inc., 4.625%, 1/15/2029	55,000	49,088
		$425,377
Airlines – 0.3%
Air Canada, 3.875%, 8/15/2026 (n)	$58,000	$53,822
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	35,527	34,394
		$88,216
Automotive – 1.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$55,000	$55,687
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	25,000	25,112
Dana, Inc., 5.375%, 11/15/2027	46,000	44,050
Dana, Inc., 4.25%, 9/01/2030	32,000	27,344
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	52,000	44,582
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025	200,000	190,759
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	42,000	33,881
		$421,415
Broadcasting – 0.9%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)	$85,000	$59,313
Gray Television, Inc., 5.875%, 7/15/2026 (n)	10,000	9,002
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	64,000	54,455
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)	200,000	170,323
		$293,093
Brokerage & Asset Managers – 0.8%
AG Issuer LLC, 6.25%, 3/01/2028 (n)	$10,000	$9,646
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	65,000	67,022
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	61,000	54,935
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	40,000	35,168
NFP Corp., 4.875%, 8/15/2028 (n)	53,000	47,694
NFP Corp., 6.875%, 8/15/2028 (n)	56,000	49,566
		$264,031
Building – 1.6%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	$62,000	$53,699
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	74,000	66,097
Interface, Inc., 5.5%, 12/01/2028 (n)	88,000	73,793
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	51,000	43,095
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	48,000	47,240
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	70,000	68,775
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	36,000	31,588
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	33,000	30,745
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	65,000	56,426
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	59,000	53,154
		$524,612

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – 0.7%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$31,000	$29,729
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		45,000	42,208
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		35,000	32,831
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		70,000	70,199
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		60,000	51,536
			$226,503
Cable TV – 4.7%
Cable One, Inc., 4%, 11/15/2030 (n)		$89,000	$70,310
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		46,000	43,157
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		206,000	178,554
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		108,000	91,508
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		73,000	60,013
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		50,000	38,431
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	167,014
DISH DBS Corp., 7.75%, 7/01/2026		35,000	22,628
DISH DBS Corp., 5.25%, 12/01/2026 (n)		50,000	40,950
DISH DBS Corp., 5.125%, 6/01/2029		40,000	20,100
DISH Network Corp., 11.75%, 11/15/2027 (n)		25,000	25,164
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		52,000	45,244
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		122,000	111,468
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		37,000	28,969
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		200,000	182,840
Videotron Ltd., 5.125%, 4/15/2027 (n)		39,000	37,607
Videotron Ltd., 3.625%, 6/15/2029 (n)		35,000	30,450
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		200,000	164,110
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		200,000	158,000
			$1,516,517
Chemicals – 2.3%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$150,000	$143,054
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		80,000	70,701
Ingevity Corp., 3.875%, 11/01/2028 (n)		99,000	85,448
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		58,000	48,428
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		200,000	164,822
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		40,000	34,757
SCIL IV LLC / SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	100,000	111,914
Tronox, Inc., 4.625%, 3/15/2029 (n)		$15,000	12,435
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		76,000	76,380
			$747,939
Computer Software – 0.6%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$42,000	$39,613
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		15,000	13,371
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		40,000	35,532
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		57,000	50,172
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		60,000	55,191
			$193,879
Computer Software - Systems – 0.9%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$108,000	$105,975
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		24,000	21,660
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		25,000	22,118
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		103,000	99,506
Virtusa Corp., 7.125%, 12/15/2028 (n)		49,000	41,044
			$290,303

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – 1.9%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$68,000	$61,893
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		76,000	68,210
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		60,000	64,350
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		87,000	86,456
Gates Global LLC, 6.25%, 1/15/2026 (n)		72,000	71,103
Griffon Corp., 5.75%, 3/01/2028		68,000	63,999
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		54,000	45,295
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		42,000	41,931
TriMas Corp., 4.125%, 4/15/2029 (n)		112,000	98,842
			$602,079
Construction – 0.4%
Empire Communities Corp., 7%, 12/15/2025 (n)		$43,000	$41,329
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		30,000	28,368
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		40,000	35,088
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		45,000	40,389
			$145,174
Consumer Products – 1.1%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	$89,655
Mattel, Inc., 3.375%, 4/01/2026 (n)		$41,000	38,119
Mattel, Inc., 5.875%, 12/15/2027 (n)		17,000	16,670
Newell Brands, Inc., 6.375%, 9/15/2027		70,000	68,862
Newell Brands, Inc., 6.625%, 9/15/2029		30,000	29,967
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		55,000	52,525
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		31,000	26,040
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		36,000	29,691
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		33,000	20,378
			$371,907
Consumer Services – 2.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$96,000	$88,041
ANGI Group LLC, 3.875%, 8/15/2028 (n)		71,000	59,626
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		52,000	44,785
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		46,000	42,165
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		103,000	88,569
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		49,000	47,964
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		69,000	65,381
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		60,000	55,348
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		20,000	17,259
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		5,000	4,116
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		42,000	31,078
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		45,000	32,423
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		89,000	77,653
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		49,000	45,591
			$699,999
Containers – 1.7%
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)		$200,000	$163,581
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		200,000	160,722
Crown Americas LLC, 5.25%, 4/01/2030		23,000	21,944
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		80,000	75,645
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		55,000	53,168
LABL, Inc., 5.875%, 11/01/2028 (n)		50,000	45,607
Mauser Packaging Solutions, 7.875%, 8/15/2026 (n)		25,000	24,933
			$545,600
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)		$41,000	$27,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 0.7%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$46,000	$41,845
Entegris, Inc., 3.625%, 5/01/2029 (n)	27,000	23,367
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	25,000	24,849
Sensata Technologies B.V., 5%, 10/01/2025 (n)	85,000	82,861
Synaptics, Inc., 4%, 6/15/2029 (n)	65,000	55,903
		$228,825
Emerging Market Quasi-Sovereign – 0.3%
Petroleos Mexicanos, 6.49%, 1/23/2027	$100,000	$89,106
Energy - Independent – 1.8%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$45,000	$45,627
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	15,000	14,562
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	48,000	49,371
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	25,000	25,875
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	75,000	69,958
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	65,000	61,122
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	40,000	36,691
Matador Resources Co., 6.875%, 4/15/2028 (n)	57,000	56,647
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	44,000	41,095
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	5,000	5,049
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	85,000	81,009
SM Energy Co., 6.75%, 9/15/2026	15,000	14,737
SM Energy Co., 6.5%, 7/15/2028	41,000	40,077
Southwestern Energy Co., 8.375%, 9/15/2028	25,000	25,972
Southwestern Energy Co., 5.375%, 3/15/2030	33,000	30,876
		$598,668
Entertainment – 1.2%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$48,000	$47,353
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	71,000	65,676
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	37,000	38,683
Carnival Corp. PLC, 4%, 8/01/2028 (n)	15,000	13,337
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	37,000	35,011
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	42,000	39,935
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	65,000	61,262
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	35,000	31,500
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	20,000	18,604
VOC Escrow Ltd., 5%, 2/15/2028 (n)	30,000	27,874
		$379,235
Financial Institutions – 2.2%
Castlelake Aviation Finance Designated Activity Co., 5%, 4/15/2027 (n)	$12,000	$11,070
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	65,000	63,690
Credit Acceptance Corp., 6.625%, 3/15/2026	8,000	7,851
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	128,495	121,095
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	86,000	72,671
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	64,000	65,164
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	89,000	85,050
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	12,000	10,183
OneMain Finance Corp., 6.875%, 3/15/2025	50,000	49,834
OneMain Finance Corp., 7.125%, 3/15/2026	69,000	68,352
OneMain Finance Corp., 5.375%, 11/15/2029	10,000	8,663
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	43,000	36,657
SLM Corp., 3.125%, 11/02/2026	70,000	61,595
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	73,000	64,176
		$726,051

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 2.0%
B&G Foods, Inc., 5.25%, 4/01/2025	$40,000	$38,108
B&G Foods, Inc., 5.25%, 9/15/2027	15,000	12,935
BellRing Brands, Inc., 7%, 3/15/2030 (n)	71,000	71,268
Central America Bottling Co., 5.25%, 4/27/2029 (n)	200,000	184,501
Performance Food Group Co., 5.5%, 10/15/2027 (n)	73,000	70,686
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	59,000	57,014
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	77,000	67,855
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	91,000	79,902
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	75,000	68,982
		$651,251
Gaming & Lodging – 1.0%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$13,000	$11,444
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	43,000	43,431
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	56,000	57,438
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	54,000	52,610
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	50,000	41,299
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	73,000	66,809
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	63,000	57,007
		$330,038
Industrial – 0.6%
APi Escrow Corp., 4.75%, 10/15/2029 (n)	$85,000	$75,696
Brand Industrial Service, Inc., 10.375%, 8/01/2030 (n)	30,000	30,601
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	80,000	73,577
		$179,874
Insurance - Property & Casualty – 1.3%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$36,000	$34,764
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	25,000	21,556
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	55,000	47,157
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	30,000	28,416
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	71,000	62,825
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	50,000	45,872
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	40,000	34,917
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	45,000	44,569
Hub International Ltd., 5.625%, 12/01/2029 (n)	61,000	54,444
Hub International Ltd., 7.25%, 6/15/2030 (n)	41,000	41,779
		$416,299
Machinery & Tools – 0.6%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$45,000	$45,563
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	83,000	86,503
Terex Corp., 5%, 5/15/2029 (n)	60,000	55,828
		$187,894
Medical & Health Technology & Services – 2.3%
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	$89,000	$82,577
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	79,000	69,710
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	35,000	34,223
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	71,000	44,753
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	61,000	48,741
Encompass Health Corp., 5.75%, 9/15/2025	10,000	9,974
Encompass Health Corp., 4.75%, 2/01/2030	68,000	61,807
Encompass Health Corp., 4.625%, 4/01/2031	10,000	8,886
IQVIA, Inc., 5%, 5/15/2027 (n)	200,000	192,860
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	25,000	21,563
Tenet Healthcare Corp., 6.125%, 10/01/2028	44,000	41,914
Tenet Healthcare Corp., 4.375%, 1/15/2030	19,000	16,946

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp., 6.125%, 6/15/2030	$61,000	$59,277
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	25,000	24,833
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	50,000	43,691
		$761,755
Medical Equipment – 0.6%
Embecta Corp., 5%, 2/15/2030 (n)	$60,000	$49,500
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	68,000	73,387
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	35,000	31,051
Teleflex, Inc., 4.625%, 11/15/2027	30,000	28,313
		$182,251
Metals & Mining – 1.8%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$68,000	$65,960
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	57,000	47,295
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	27,000	24,168
Ero Copper Corp., 6.5%, 2/15/2030 (n)	21,000	18,479
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	119,000	102,330
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	72,000	59,849
GrafTech International Ltd., 9.875%, 12/15/2028 (n)	10,000	10,158
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	52,000	46,674
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	75,000	61,313
Novelis Corp., 3.25%, 11/15/2026 (n)	14,000	12,721
Novelis Corp., 4.75%, 1/30/2030 (n)	61,000	54,824
Novelis Corp., 3.875%, 8/15/2031 (n)	59,000	49,130
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	30,688	27,619
		$580,520
Midstream – 2.6%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$49,000	$43,445
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	80,000	69,451
EQM Midstream Partners LP, 5.5%, 7/15/2028	105,000	101,028
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	20,000	19,683
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	36,000	35,908
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	55,000	52,869
NuStar Logistics, LP, 6.375%, 10/01/2030	50,000	48,222
Peru LNG, 5.375%, 3/22/2030	200,000	161,232
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	22,000	20,848
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	88,000	80,960
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	73,000	63,211
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	27,000	26,401
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	50,000	42,412
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	37,000	37,606
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	33,000	33,486
		$836,762
Network & Telecom – 0.6%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	$200,000	$187,768
Oil Services – 0.8%
MV24 Capital B.V., 6.748%, 6/01/2034 (n)	$168,118	$155,315
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	65,000	62,579
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	44,000	43,136
		$261,030
Oils – 0.4%
Parkland Corp., 4.625%, 5/01/2030 (n)	$110,000	$96,531
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	47,000	44,379
		$140,910

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.3%
NCR Corp., 5%, 10/01/2028 (n)	$62,000	$56,085
NCR Corp., 5.125%, 4/15/2029 (n)	46,000	41,135
		$97,220
Pharmaceuticals – 0.8%
1375209 BC Ltd., 9%, 1/30/2028 (n)	$35,000	$35,088
Bausch Health Co., Inc., 11%, 9/30/2028 (n)	37,000	27,278
Bausch Health Co., Inc., 14%, 10/15/2030 (n)	6,000	3,797
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	200,000	179,228
		$245,391
Pollution Control – 0.5%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)	$20,000	$19,396
GFL Environmental, Inc., 4%, 8/01/2028 (n)	55,000	49,222
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	20,000	18,243
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)	25,000	22,292
Stericycle, Inc., 3.875%, 1/15/2029 (n)	75,000	65,834
		$174,987
Precious Metals & Minerals – 0.3%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$66,000	$50,820
Taseko Mines Ltd., 7%, 2/15/2026 (n)	45,000	41,627
		$92,447
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026	$150,000	$141,562
Real Estate - Healthcare – 0.2%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027	$89,000	$78,003
Real Estate - Other – 0.3%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)	$34,000	$34,511
XHR LP, REIT, 4.875%, 6/01/2029 (n)	70,000	60,893
		$95,404
Restaurants – 0.1%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)	$52,000	$44,616
Retailers – 0.9%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)	$70,000	$61,929
Bath & Body Works, Inc., 5.25%, 2/01/2028	101,000	96,216
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)	49,000	45,519
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)	32,000	29,908
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	69,000	51,772
		$285,344
Specialty Stores – 0.5%
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	$50,000	$43,057
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	35,000	29,751
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	40,000	28,500
Penske Automotive Group Co., 3.75%, 6/15/2029	69,000	59,680
		$160,988
Supermarkets – 0.2%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$24,000	$22,743
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	50,000	43,528
		$66,271

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.1%
Altice France S.A., 6%, 2/15/2028 (n)	$200,000	$74,431
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	200,000	159,176
SBA Communications Corp., 3.875%, 2/15/2027	51,000	46,985
SBA Communications Corp., 3.125%, 2/01/2029	95,000	80,094
		$360,686
Tobacco – 0.1%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$31,000	$26,940
U.S. Treasury Obligations – 0.3%
U.S. Treasury Notes, 3%, 6/30/2024	$85,000	$83,170
Utilities - Electric Power – 4.0%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)	$200,000	$191,017
Calpine Corp., 4.5%, 2/15/2028 (n)	73,000	67,006
Calpine Corp., 5.125%, 3/15/2028 (n)	78,000	70,733
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	49,000	45,455
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	119,000	98,627
Greenko Dutch B.V. (Republic of India), 3.85%, 3/29/2026 (n)	188,000	170,610
Investment Energy Resources Ltd., 6.25%, 4/26/2029 (n)	200,000	187,500
Mercury Chile Holdco LLC, 6.5%, 1/24/2027 (n)	200,000	184,948
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	6,000	5,888
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	10,000	9,600
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	50,000	46,835
Pacific Gas & Electric Co., 6.1%, 1/15/2029	24,000	23,862
Pacific Gas & Electric Co., 6.4%, 6/15/2033	30,000	30,149
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	50,000	48,837
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	86,000	79,810
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	32,000	28,237
		$1,289,114
Total Bonds		$17,364,371
Common Stocks – 42.3%
Aerospace & Defense – 2.8%
Honeywell International, Inc.	1,863	$361,664
Northrop Grumman Corp.	1,223	544,235
		$905,899
Brokerage & Asset Managers – 2.3%
Citigroup, Inc.	7,951	$378,945
NASDAQ, Inc.	6,982	352,521
		$731,466
Business Services – 1.8%
Accenture PLC, “A”	1,004	$317,615
Equifax, Inc.	1,345	274,488
		$592,103
Cable TV – 1.8%
Comcast Corp., “A” (f)	12,608	$570,638
Intelsat Emergence S.A. (a)	705	15,158
		$585,796
Electronics – 1.7%
Texas Instruments, Inc.	3,101	$558,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 2.8%
ConocoPhillips	3,274	$385,415
Pioneer Natural Resources Co.	2,384	537,997
		$923,412
Food & Beverages – 1.7%
Nestle S.A., ADR	4,502	$553,296
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	2,242	$452,458
Health Maintenance Organizations – 2.0%
Cigna Group	2,170	$640,367
Insurance – 5.5%
Aon PLC	1,795	$571,707
Marsh & McLennan Cos., Inc.	3,004	566,014
Progressive Corp.	5,049	636,073
		$1,773,794
Machinery & Tools – 1.3%
Illinois Tool Works, Inc.	1,549	$407,883
Major Banks – 3.7%
JPMorgan Chase & Co.	4,356	$688,074
Morgan Stanley	5,532	506,510
		$1,194,584
Medical Equipment – 1.0%
Thermo Fisher Scientific, Inc.	623	$341,815
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	60	$21,370
Other Banks & Diversified Financials – 1.6%
American Express Co.	3,159	$533,492
Pharmaceuticals – 3.1%
Johnson & Johnson	3,534	$592,051
Pfizer, Inc.	11,129	401,312
		$993,363
Real Estate – 1.6%
Prologis, Inc., REIT	4,053	$505,612
Specialty Stores – 1.5%
Lowe's Cos., Inc.	2,130	$498,995
Utilities - Electric Power – 4.6%
Dominion Energy, Inc.	9,821	$525,915
Duke Energy Corp.	4,976	465,853
Southern Co.	7,022	507,971
		$1,499,739
Total Common Stocks		$13,713,624

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	73	$456
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	73	292
Total Contingent Value Rights		$748
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.25% (v)	932,521	$932,521

Other Assets, Less Liabilities – 1.2%		400,286
Net Assets – 100.0%		$32,411,550
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $932,521 and $31,078,743, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,565,646, representing 44.9% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 7/31/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	200,081	EUR	177,514	State Street Bank Corp.	10/20/2023	$4,150
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1	$124,437	September – 2023	$(2,697)
U.S. Treasury Ultra Note 10 yr	Long	USD	2	233,969	September – 2023	(5,929)
						$(8,626)
At July 31, 2023, the fund had liquid securities with an aggregate value of $13,895 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$13,123,800	$—	$21,370	$13,145,170
Switzerland	553,296	—	—	553,296
Luxembourg	—	15,906	—	15,906
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	83,170	—	83,170
Non - U.S. Sovereign Debt	—	89,106	—	89,106
U.S. Corporate Bonds	—	13,209,428	—	13,209,428
Foreign Bonds	—	3,982,667	—	3,982,667
Mutual Funds	932,521	—	—	932,521
Total	$14,609,617	$17,380,277	$21,370	$32,011,264
Other Financial Instruments
Futures Contracts – Liabilities	$(8,626)	$—	$—	$(8,626)
Forward Foreign Currency Exchange Contracts – Assets	—	4,150	—	4,150
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/22	$33,721
Realized gain (loss)	9,939
Change in unrealized appreciation or depreciation	(12,351)
Sales	(9,939)
Balance as of 7/31/23	$21,370
The net change in unrealized appreciation or depreciation from investments held as level 3 at July 31, 2023 is $(3,306). At July 31, 2023, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$728,206	$4,803,996	$4,599,766	$102	$(17)	$932,521
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$30,283	$—